Fair Value of Financial Instruments - Narrative (Details) - Interest Rate Swap - USD ($)	1 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020
Other Nonoperating Income (Expense)
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net		$ 3,365,000
Interest Expense
Derivative [Line Items]
Derivative payments		$ 398,000
Not Designated as Hedging Instrument
Derivative [Line Items]
Notional amount	$ 200,000
Term of contract (in years)	10 years